Quarterly Holdings Report
for
Fidelity® Environment and Alternative Energy Fund
May 31, 2024
ENV-NPRT1-0724
1.802170.120
Common Stocks - 99.8%
	Shares	Value ($)
Aerospace & Defense - 1.4%
Aerospace & Defense - 1.4%
General Electric Co.	21,200	3,500,968
Woodward, Inc.	23,140	4,315,610
		7,816,578
Automobiles - 7.4%
Automobile Manufacturers - 7.4%
Rivian Automotive, Inc. (a)(b)	132,800	1,450,176
Tesla, Inc. (a)	216,110	38,484,869
		39,935,045
Building Products - 4.1%
Building Products - 4.1%
The AZEK Co., Inc. Class A, (a)	93,870	4,502,005
Trane Technologies PLC	53,090	17,384,851
		21,886,856
Chemicals - 9.3%
Commodity Chemicals - 0.2%
PureCycle Technologies, Inc. (a)(b)	225,910	1,172,473
Diversified Chemicals - 0.4%
The Chemours Co. LLC	92,090	2,285,674
Industrial Gases - 7.1%
Linde PLC	87,150	37,955,568
Specialty Chemicals - 1.6%
Albemarle Corp.	6,010	736,766
Aspen Aerogels, Inc. (a)	187,322	5,604,674
Eastman Chemical Co.	10,560	1,070,045
PPG Industries, Inc.	9,240	1,214,228
		8,625,713
TOTAL CHEMICALS		50,039,428
Commercial Services & Supplies - 4.4%
Environmental & Facilities Services - 4.4%
Clean Harbors, Inc. (a)	11,480	2,486,453
Republic Services, Inc.	83,890	15,535,589
Tetra Tech, Inc.	22,710	4,757,518
Veralto Corp.	11,066	1,090,886
		23,870,446
Communications Equipment - 2.7%
Communications Equipment - 2.7%
Arista Networks, Inc. (a)	48,500	14,436,025
Construction & Engineering - 2.2%
Construction & Engineering - 2.2%
AECOM	48,610	4,245,597
Centuri Holdings, Inc.	17,230	472,964
Primoris Services Corp.	15,660	857,542
Quanta Services, Inc.	21,790	6,012,733
		11,588,836
Containers & Packaging - 2.1%
Metal, Glass & Plastic Containers - 2.1%
Ball Corp.	162,410	11,276,126
Electric Utilities - 4.5%
Electric Utilities - 4.5%
Kansai Electric Power Co., Inc.	322,420	5,834,904
PG&E Corp.	607,280	11,258,971
Southern Co.	89,920	7,206,189
		24,300,064
Electrical Equipment - 10.1%
Electrical Components & Equipment - 7.6%
Array Technologies, Inc. (a)	143,000	2,027,740
Eaton Corp. PLC	74,360	24,750,726
Fluence Energy, Inc. (a)(b)	101,170	2,542,402
Nextracker, Inc. Class A (a)	78,330	4,321,466
Sungrow Power Supply Co. Ltd. (A Shares)	18,700	254,842
Sunrun, Inc. (a)(b)	156,050	2,256,483
Vertiv Holdings Co.	48,240	4,730,897
		40,884,556
Heavy Electrical Equipment - 2.5%
Bloom Energy Corp. Class A (a)(b)	169,420	2,764,934
GE Vernova LLC	28,340	4,985,006
Vestas Wind Systems A/S (a)	194,740	5,464,088
		13,214,028
TOTAL ELECTRICAL EQUIPMENT		54,098,584
Electronic Equipment, Instruments & Components - 0.7%
Electronic Components - 0.7%
Coherent Corp. (a)	63,460	3,621,028
Energy Equipment & Services - 0.8%
Oil & Gas Equipment & Services - 0.8%
Baker Hughes Co. Class A	137,030	4,587,764
Equity Real Estate Investment Trusts (REITs) - 3.8%
Industrial REITs - 3.8%
Prologis, Inc.	184,610	20,397,559
Ground Transportation - 4.2%
Rail Transportation - 4.2%
Union Pacific Corp.	98,030	22,823,345
Household Durables - 0.5%
Homebuilding - 0.5%
TopBuild Corp. (a)	6,460	2,699,957
Independent Power and Renewable Electricity Producers - 2.7%
Independent Power Producers & Energy Traders - 2.7%
RWE AG	146,580	5,570,657
The AES Corp.	269,020	5,808,142
Vistra Corp.	30,550	3,026,894
		14,405,693
IT Services - 5.8%
IT Consulting & Other Services - 5.8%
Amdocs Ltd.	58,750	4,641,250
IBM Corp.	160,500	26,779,425
		31,420,675
Life Sciences Tools & Services - 6.5%
Life Sciences Tools & Services - 6.5%
Agilent Technologies, Inc.	24,600	3,208,086
Danaher Corp.	124,780	32,043,504
		35,251,590
Machinery - 4.3%
Agricultural & Farm Machinery - 0.7%
Deere & Co.	9,290	3,481,520
Construction Machinery & Heavy Transportation Equipment - 2.6%
Cummins, Inc.	42,872	12,078,329
Westinghouse Air Brake Tech Co.	12,570	2,127,221
		14,205,550
Industrial Machinery & Supplies & Components - 1.0%
Parker Hannifin Corp.	9,830	5,224,842
TOTAL MACHINERY		22,911,912
Oil, Gas & Consumable Fuels - 0.4%
Coal & Consumable Fuels - 0.4%
Cameco Corp.	37,900	2,103,829
Professional Services - 1.4%
Research & Consulting Services - 1.4%
KBR, Inc.	111,400	7,314,524
Semiconductors & Semiconductor Equipment - 8.1%
Semiconductor Materials & Equipment - 1.2%
AEHR Test Systems (a)(b)	44,040	506,900
Enphase Energy, Inc. (a)	38,920	4,977,868
SolarEdge Technologies, Inc. (a)	15,760	772,082
		6,256,850
Semiconductors - 6.9%
Analog Devices, Inc.	14,120	3,310,999
First Solar, Inc. (a)	42,500	11,549,800
NXP Semiconductors NV	51,390	13,983,219
ON Semiconductor Corp. (a)	79,740	5,824,210
Universal Display Corp.	14,630	2,570,491
		37,238,719
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		43,495,569
Software - 12.4%
Systems Software - 12.4%
Microsoft Corp.	161,390	66,997,831
TOTAL COMMON STOCKS (Cost $382,990,226)		537,279,264

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Components - 0.0%
CelLink Corp. Series D (a)(c)(d) (Cost $295,699)	14,200	110,618

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f) (Cost $9,568,650)	9,567,693	9,568,650

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $392,854,575)	546,958,532
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(8,809,171)
NET ASSETS - 100.0%	538,149,361

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $110,618 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	295,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	144,254	14,264,602	14,408,845	11,423	(11)	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	8,819,875	32,004,956	31,256,181	82,323	-	-	9,568,650	0.0%
Total	8,964,129	46,269,558	45,665,026	93,746	(11)	-	9,568,650

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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